EARNINGS PER SHARE (Details) - ARS ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EARNINGS PER SHARE
Income attributable to shareholders of the group	$ (37,571,322)	$ 137,459,742	$ 147,861,490
Weighted average of ordinary shares (thousands)	437,731	439,664	442,727
Income per share - basic	$ (85.83)	$ 312.65	$ 333.98
Income per share - diluted	$ (85.83)	$ 312.65	$ 333.98